SEGMENT INFORMATION	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
SEGMENT INFORMATION
Segment Information

18. SEGMENT INFORMATION

The Company’s operations are comprised of a single reporting operating segment engaged in the production and sale of cannabis products in the United States. As the operations comprise a single reporting segment, amounts disclosed in the financial statements also represent a single reporting segment.

18. SEGMENT INFORMATION

The Company’s operations are comprised of a single reporting operating segment engaged in the production and sale of cannabis products in the United States. As the operations comprise a single reporting segment, amounts disclosed in the financial statements also represent a single reporting segment.